April 7, 2006


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


Subj:    Security Equity Fund
         File No. 333-132032


Dear Sir or Madam:

Enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. 1 to the Registrant's registration statement.

An immediate effective date is indicated. This amendment does not contain any changes considered by the Registrant to be material under the provisions of Rule 485(a). Accordingly, the Registrant hereby represents that no material changes or events requiring disclosure are reflected in this amendment, other than events listed in paragraph (b)(1) of Rule 485, since the effective date of the filing of the Registrant's initial registration statement.

If you have any questions concerning this filing, please contact me at (785) 438-3326.

Sincerely,

/s/ Amy J. Lee

Amy J. Lee
Secretary
Security Equity Fund

Enclosure